Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance at beginning of year	¥ 125,189	¥ 55,871
Goodwill acquired during the year		82,875
Translation adjustments and other	(6,168)	(13,557)
Balance at end of year	119,021	125,189
Office Business Unit
Goodwill [Line Items]
Balance at beginning of year	107,301	39,845
Goodwill acquired during the year		79,156
Translation adjustments and other	(5,241)	(11,700)
Balance at end of year	102,060	107,301
Consumer Business Unit
Goodwill [Line Items]
Balance at beginning of year	12,386	13,303
Translation adjustments and other	(298)	(917)
Balance at end of year	12,088	12,386
Industry and Others Business Unit
Goodwill [Line Items]
Balance at beginning of year	5,502	2,723
Goodwill acquired during the year		3,719
Translation adjustments and other	(629)	(940)
Balance at end of year	¥ 4,873	¥ 5,502